Risk management - Summary of Estimated Future Obligations for Non-Derivative Financial Liabilities (Detail) CAD in Millions	Dec. 31, 2017 CAD
2018 [member]
Disclosure of financial liabilities [line items]
Senior secured notes	CAD 31
Accounts payable & accrued liabilities	148
Share-based compensation accrual	2
Total	181
2019 [member]
Disclosure of financial liabilities [line items]
Senior secured notes	16
Share-based compensation accrual	1
Total	17
2020 [member]
Disclosure of financial liabilities [line items]
Senior secured notes	34
Total	34
2021 [member]
Disclosure of financial liabilities [line items]
Senior secured notes	15
Total	15
2022 [member]
Disclosure of financial liabilities [line items]
Senior secured notes	7
Total	7
Thereafter [member]
Disclosure of financial liabilities [line items]
Senior secured notes	3
Total	CAD 3